Segmented information	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Segmented information [Text Block]
30.	Segmented information

The Group is an integrated metals producer. When making decisions on expansions, opening or closing mines, as well as day to day operations, management evaluates the profitability of the overall operation of the Group. The Group's main mining operations are located in Manitoba and Saskatchewan (Canada) and Cusco (Peru) and are included in the Manitoba segment and Peru segment, respectively. The Manitoba and Peru segments generate the Group's revenue. The Manitoba segment sells copper concentrate (containing copper, gold and silver), zinc metal and other products. The Peru segment consists of the Group's Constancia operation and sells copper concentrate. The Group’s Arizona segment consists of the Group’s Rosemont project in Arizona. Corporate and other activities include the Group’s exploration activities in Chile. The exploration entities are not individually significant, as they do not meet the minimum quantitative thresholds. Corporate activities are not considered a segment and are included as a reconciliation to total consolidated results. Accounting policies for each reported segment are the same as the Company.  Results from operating activities represents the profit earned by each segment without allocation of corporate costs. This is the measure reported to the chief operating decision-maker, the Group's President and Chief Executive Officer, for the purposes of resource allocation and the assessment of segment performance. Total assets and liabilities do not reflect intercompany balances, which have been eliminated on consolidation.

Year ended December 31, 2017
				Corporate
				and other
	Manitoba	Peru	Arizona	activities	Total
Revenue from external customers	$704,777	$657,776	$-	$-	$1,362,553
Cost of sales
Mine operating costs	392,863	302,865	-	-	695,728
Depreciation and amortization	118,770	174,110	-	-	292,880
Gross profit	193,144	180,801	-	-	373,945
Selling and administrative expenses	-	-	-	42,283	42,283
Exploration and evaluation	5,649	1,442	-	8,383	15,474
Other operating (income) and expenses	(56)	(6,612)	517	(6,289)	(12,440)
Asset impairment	11,320	-	-	-	11,320
Results from operating activities	$176,231	$185,971	$(517)	$(44,377)	$317,308
Finance income					(2,849)
Finance expenses					103,028
Other finance losses					18,401
Profit before tax					198,728
Tax expense					34,829

Profit for the year					$163,899
Year ended December 31, 2016
				Corporate
				and other
	Manitoba	Peru	Arizona	activities	Total
Revenue from external customers	$512,671	$616,007	$-	$-	$1,128,678
Cost of sales
Mine operating costs	318,037	289,133	-	-	607,170
Depreciation and amortization	120,531	178,099	-	-	298,630
Gross profit	74,103	148,775	-	-	222,878
Selling and administrative expenses	-	-	-	37,774	37,774
Exploration and evaluation	1,228	1,262	-	2,252	4,742
Other operating expense (income)	5,490	7,790	618	(3,312)	10,586
Results from operating activities	$67,385	$139,723	$(618)	$(36,714)	$169,776
Finance income					(2,792)
Finance expenses					167,071
Other finance gains					(108)
Profit before tax					5,605
Tax expense					40,798
Loss for the year					$(35,193)

December 31, 2017
				Corporate
				and other
	Manitoba	Peru	Arizona	activities	Total
Total assets	$743,019	$2,666,775 $	856,589	$382,346	$4,648,729
Total liabilities	525,515	806,217	110,945	1,061,797	2,504,474
Property, plant and equipment	619,476	2,420,561	836,759	4,098	3,880,894

Year ended December 31, 2017
				Corporate
				and other
	Manitoba	Peru	Arizona	activities	Total
Additions to property, plant and equipment	$97,936	$143,372	$18,507	- $	259,815
December 31, 2016
				Corporate
				and other
	Manitoba	Peru	Arizona	activities	Total
Total assets	$769,561	$2,720,441 $	822,498	$144,056 $	4,456,556
Total liabilities	528,326	876,056	158,236	1,130,726	2,693,344
Property, plant and equipment	606,348	2,452,917	800,542	6,016	3,865,823

Year ended December 31, 2016
				Corporate
				and other
	Manitoba	Peru	Arizona	activities	Total
Additions to property, plant and equipment	$65,521	$125,489	$25,856	$19	$216,885

Geographical Segments

The following tables represent revenue information regarding the Group’s geographical segments for the years ended December 31:

	2017	2016
Revenue by customer location [1]
Canada	$421,247	$372,439
United States	236,467	146,419
Switzerland	159,085	256,377
Germany	144,684	39,703
China	145,935	139,200
Peru	101,033	68,964
Philippines	120,199	70,933
Other	33,903	34,643
	$1,362,553	$1,128,678

[1] Presented based on the ultimate destination of the product if known. If the eventual destination of the product sold through traders is not known then revenue is allocated to the location of the customer's business office and not the ultimate destination of the product.

During the year ended December 31, 2017, four customers accounted for approximately 27%, 11%, 11%, and 5%, respectively, of total revenue during the year. Revenue from these customers has been presented in the Manitoba and Peru operating segments. During the year ended December 31, 2016, five customers accounted for approximately 27%, 22%, 13%, 12%, and 6%, respectively, of total revenue during the year. Revenue from these customers has been presented in the Manitoba and Peru operating segment.